Introduction and overview of Group's risk management - Financial instruments by category - Financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 4,626,931	$ 4,484,447
Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4,558,798	4,483,054
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	68,133	1,393
Bank and bond borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,510,847	3,344,402
Bank and bond borrowings | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,510,847	3,344,402
Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	330,622	442,959
Trade payables | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	330,622	442,959
Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	115,335	90,135
Other payables | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	115,335	90,135
Lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	601,994	605,558
Lease liabilities [member] | Amortized cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	601,994	605,558
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	68,133	1,393
Derivatives [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 68,133	$ 1,393